Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans	$ 47,756	$ 45,023	$ 34,502
Investments, taxable	5,730	7,720	5,457
Investment, non-taxable	49	49	24
Other interest-earning assets	112	87	117
Total interest income	53,647	52,879	40,100
Net interest income	41,700	39,582	26,432
Provision for loan losses	4,900	4,100	2,450
Net interest income after provision for loan losses	36,800	35,482	23,982
Interest expense:
Deposits: Demand	564	849	938
Deposits: Savings and club	477	1,020	1,304
Deposits: Certificates of deposit	5,849	6,421	6,220
Total deposits	6,890	8,290	8,462
Borrowed money	5,057	5,007	5,206
Total interest expense	11,947	13,297	13,668
Non-interest income (loss):
Fees and service charges	1,595	846	907
Gain on sales of loans originated for sale	1,220	887	295
Gain (loss) on sale of real estate owned	(681)	(498)	(345)
Loss on sale of property held for investment		(124)
Loss on write-down of fixed assets		(592)
Gain on sale of securities	349	18
Gain on bargain purchase		1,162	12,582
Other	129	251	423
Total non-interest (loss) income	(7,225)	2,448	14,207
Gain on sale of SBA loans acquired	286
Loss on bulk sale of impaired loans held in portfolio	(10,804)
Non-interest expense:
Salaries and employee benefits	15,017	12,680	10,785
Occupancy expense of premises	3,558	3,039	1,932
Equipment	4,907	4,301	3,293
Professional fees	2,490	1,287	780
Directors' fees	728	689	553
Regulatory assessments	1,172	1,181	1,204
Other real estate owned	1,936	1,204	345
Advertising	484	399	336
Merger related expenses		538	644
Other	3,597	3,188	2,486
Total non-interest expense	33,889	28,506	22,358
Income (loss) before income tax (benefit) provision	(4,314)	9,424	15,831
Income tax (benefit) provision	(2,252)	3,373	1,505
Net Income (loss)	(2,062)	6,051	14,326
Net Income (loss) available to common stockholders	$ (2,062)	$ 6,051	$ 14,326
Net Income (loss) per common share:
Basic	$ (0.23)	$ 0.64	$ 2.06
Diluted	$ (0.23)	$ 0.64	$ 2.05
Weighted average number of common shares outstanding:
Basic	8,943	9,417	6,968
Diluted	8,943	9,433	6,983